COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.13

Client Name:	XXXX
Client Project Name:	COLT 2025-11
Start - End Dates:	9/25/2025 - 10/9/2025
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	0

Loan Number	Deal ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	4350117616	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS2854: Significant time in profession
- XXXX Comments:  Significant time in profession, XXXX years.

CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  Post closing reserves $XXXX or XXXX exceeds the 3 months x $XXXX = $XXXX required reserves.

CFCFS1744: DTI below guideline requirement
- XXXX Comments:  32.75% DTI below guideline requirement of 45%.

CFCFS1741: Credit score exceeds guidelines
- XXXX Comments:  723 Credit score exceeds guidelines of 660.

XXXX	4350117617	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  Post close assets are$XXXX or XXXX months PITI. Required reserves are 3 x $XXXX = $XXXX

CFCFS1736: Significant time at current residence
- XXXX Comments:  XXXX years at current residence